Schedule of reconciliation of liabilities arising from financing activities (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Bank overdraft, beginnings	$ 47,726	$ 61,371
Cash flows, Bank overdraft	(40,044)	(51,493)
Proceeds from bank borrowings, Bank overdraft					61,371
Non-cash changes Addition Bank overdraft
Non-cash changes Accretion of interests, Bank overdraft
Non-cash changes Other, Bank overdraft
Fair value reserve, Bank overdraft
Bank overdraft, endings	7,682	9,878		$ 47,726	61,371
Lease liabilities current, beginnings		2,059,748
Proceed from bank borrowings, current	2,332,996	3,000,000	4,000,000
Lease liabilities current, ending	1,570,074	2,018,958			2,059,748
Lease liabilities non-current, beginnings		2,956,727
Lease liabilities non-current, ending	3,132,055	4,027,510			2,956,727
Bank borrowings, beginnings
Bank borrowings, ending	711,982	915,538
Bank borrowings non current, beginnings
Bank borrowings non current, ending	1,564,621	2,011,946
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Lease liabilities current, beginnings	1,601,795	2,059,748	28,500		28,500
Cash flows lease liabilities and bank borrowings current	(1,433,280)	(1,843,055)			(1,096,308)
Proceed from bank borrowings, current
Addition lease liabilities current	1,442,808	1,855,307			4,524,209
Accretion of interests bank borrowings current	91,093	117,136			114,966
Other non cash changes bank borrowings current					(1,511,619)
Fair value reserve, Lease liabilities current
Lease liabilities current, ending	1,702,416	2,189,136		1,601,795	2,059,748
Lease liabilities non-current, beginnings	2,299,344	2,956,727
Cash flows lease liabilities and bank borrowings noncurrent
Proceed from bank borrowings, non current
Addition lease liabilities non current	700,369	900,605
Accretion of interests bank borrowings non current
Other non cash changes bank borrowings non current					50,087
Fair value reserve, Lease liabilities Non- current					2,906,640
Lease liabilities non-current, ending	2,999,713	3,857,332		2,299,344	2,956,727
Fair value reserve, Bank borrowings Current
Fair value reserve, Bank borrowings Non-current
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Cash flows lease liabilities and bank borrowings current	(74,567)	(95,886)			(6,766,838)
Proceed from bank borrowings, current	768,375	988,054		4,000,000
Accretion of interests bank borrowings current	18,174	23,370			88,982
Other non cash changes bank borrowings current
Cash flows lease liabilities and bank borrowings noncurrent					(1,583,434)
Proceed from bank borrowings, non current	1,564,621	2,011,946
Accretion of interests bank borrowings non current
Other non cash changes bank borrowings non current
Bank borrowings, beginnings			2,677,856		2,677,856
Addition bank borrowings current
Bank borrowings, ending	711,982	915,538
Bank borrowings non current, beginnings			1,583,434		1,583,434
Addition bank borrowings non current
Bank borrowings non current, ending	1,564,621	2,011,946
Assets held to hedge liabilities arising from financing activities [member]
IfrsStatementLineItems [Line Items]
Reconciliation of liabilities financing activities current and non current, beginnings	3,948,865	5,077,846	$ 4,289,790		4,289,790
Cash flows lease liabilities and bank borrowings	(1,547,891)	(1,990,434)			(9,446,580)
Proceed from bank borrowings lease liabilities, current and non current	2,332,996	3,000,000			4,061,371
Addition bank lease liabilities current and non current	2,143,177	2,755,912			4,524,209
Accretion of interests current and non current	109,267	140,506			203,948
Other non cash changes current and non current					(1,461,532)
Fair value reserve current and non current					2,906,640
Reconciliation of liabilities financing activities current and non current, ending	$ 6,986,414	$ 8,983,830		$ 3,948,865	$ 5,077,846